Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended						0 Months Ended	6 Months Ended		9 Months Ended						9 Months Ended
	Jan. 30, 2009	Jun. 30, 2014	Dec. 31, 2013	Oct. 02, 2013	Sep. 25, 2013	Mar. 31, 2013	Jan. 30, 2009 Troubled Assets Relief Program	Jun. 30, 2014 Troubled Assets Relief Program	Sep. 30, 2013 Troubled Assets Relief Program	Dec. 31, 2013 Troubled Assets Relief Program	Sep. 19, 2013 Troubled Assets Relief Program	Jul. 31, 2013 Legacy Common Stock	Jun. 30, 2014 Series B Cumulative Preferred Stock Troubled Assets Relief Program	Dec. 31, 2013 Series B Cumulative Preferred Stock Troubled Assets Relief Program	Jan. 30, 2009 Series B Cumulative Preferred Stock Troubled Assets Relief Program	Dec. 31, 2013 Stock purchase agreement	Oct. 02, 2013 Common Stock	Sep. 25, 2013 Common Stock	Oct. 02, 2013 Preferred Stock	Sep. 25, 2013 Preferred Stock
Shareholders Equity [Line Items]
Common stock, shares authorized		11,900,000	11,900,000		2,000,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.10		$ 0.10		$ 0.10	$ 0.10					$ 0.10
Preferred stock, shares authorized		100,000	100,000		1,000,000	5,000,000
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.10
shares authorized in relation with reverse stock split																	11,900,000	11,900,000	100,000	100,000
Reverse stock split, Par value																	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock outstanding		9,050,000	9,050,000	9,050,000								21,247,225
Treasury shares issued and sold						4,116,114							110,000	110,000	110,000
Preferred stock liquidation preference value								$ 110.0		$ 110.0					$ 110.0
Warrants to purchase company common stock							7,399,103	7,399,103		7,399,103
Common stock, par value							$ 0.10
Stock redeemed or called during period issued to US Treasury value per share exercise price							$ 2.23	$ 2.23		$ 2.23
Common stock issued in exchange of preferred stock held in treasury							60,000,000
Shares issued under reverse stock split adjustment	300,000
Preferred stock redemption amount	104.0
Adjustment to retained earnings	104.0
Proceeds from sale of treasury stock									$ 6.0	$ 6.0
Common stock issued		9,050,000	9,050,000			25,363,339						21,247,225				1,750,000,000
Number of shares issued , reverse stock split								300,000		300,000						8,750,000